UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Government Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: May 31, 2012

Date of reporting period: February 29, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments * February 29, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Agency Adjustable Rate Mortgages (3.6%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$ 988		2.452%	08/01/35		$1,043,380
1,279		2.49	01/01/36		1,350,768
1,880		2.628	03/01/37		1,983,944
1,084		4.605	06/01/38		1,149,784
	Federal National Mortgage Association, Conventional Pools:
1,017		2.389	05/01/35		1,072,095
952		4.858	07/01/39		1,023,826

	Total Agency Adjustable Rate Mortgages (Cost $7,595,797)				7,623,797

	Agency Bonds - Banking (FDIC Guaranteed) (19.4%)
13,745	Ally Financial, Inc.	2.20	12/19/12		13,970,968
3,550	Bank of America Corp.	3.125	06/15/12		3,580,281
4,250	Citibank NA (a)	1.75	12/28/12		4,303,941
4,100	Citigroup Funding, Inc. (a)	2.25	12/10/12		4,165,354
1,400	General Electric Capital Corp.	2.125	12/21/12		1,421,993
6,470	General Electric Capital Corp., Series G	2.625	12/28/12		6,601,658
5,900	JPMorgan Chase & Co.	2.125	12/26/12		5,996,182
880	NCUA Guaranteed Notes, Series A2	1.40	06/12/15		897,591

	Total Agency Bonds - Banking (FDIC Guaranteed) (Cost $40,778,120)				40,937,968

	Agency Bond - Finance (U.S. Government Guaranteed) (5.8%)
12,100	US Central Federal Credit Union (Cost $12,276,161)	1.90	10/19/12		12,232,543

	Agency Fixed Rate Mortgages (29.1%)
	Federal Home Loan Mortgage Corporation, Gold Pools:
1,976		4.00	11/01/41		2,077,884
3,234		4.50	12/01/24		3,452,612
97		7.50	05/01/35		116,817
49		8.00	08/01/32		60,140
52		8.50	08/01/31		64,694
	March TBA:
4,000		3.00	03/25/27	(b)	4,145,000
4,000		3.50	03/25/42	(b)	4,125,625
	Federal National Mortgage Association, Conventional Pools:
11,037		4.00	06/01/24–12/01/41		11,662,985
6,495		4.50	06/01/24–11/01/40		6,959,248
10,089		5.00	12/01/23–01/01/41		10,977,939
4,987		5.50	05/01/35–05/01/41		5,456,449
1,574		6.00	02/01/37		1,752,129
901		6.50	12/01/33–12/01/36		1,025,594
889		7.00	04/01/32–03/01/37		1,036,675
126		7.50	08/01/37		151,623
223		8.00	04/01/33		272,237
95		8.50	10/01/32		117,499
	March TBA
6,000		3.50	03/25/42	(b)	6,202,500
	Government National Mortgage Association, Various Pools:
585		6.00	11/15/38		658,122
670		7.50	11/15/32		780,004
461		8.50	07/15/30		540,508

	Total Agency Fixed Rate Mortgages (Cost $60,733,049)				61,636,284

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments * February 29, 2012 (unaudited) continued

	Collateralized Mortgage Obligations - Agency Collateral Series (2.6%)
	Federal Home Loan Mortgage Corporation
$ 1,725		1.691%		06/25/18	$1,751,413
1,043		1.776		04/25/18	1,064,557
393		1.873		01/25/18	402,416
903		2.061		10/25/20	924,625
717		2.257		10/25/20	740,456
2,623	Government National Mortgage Association, IO
	REMIC	6.553	(c)	08/16/36	517,194

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $5,197,001)				5,400,661

	U.S. Agency Securities (20.3%)
5,000	Federal Home Loan Bank	3.125		12/13/13	5,246,340
	Federal Home Loan Mortgage Corporation
10,500		0.625		12/29/14	10,577,805
12,000		4.50		01/15/14	12,966,024
	Federal National Mortgage Association
12,000		0.75		12/19/14	12,096,696
1,500		1.25		09/28/16	1,523,427
490	Private Export Funding Corp.	1.375		02/15/17	489,983

	Total U.S. Agency Securities (Cost $42,987,487)				42,900,275

	U.S. Treasury Securities (22.2%)
	U.S. Treasury Notes
5,400		0.25		11/30/13–12/15/14	5,389,593
14,000		0.50		10/15/14	14,041,566
9,700		1.75		03/31/14	9,988,730
3,000		1.875		04/30/14	3,099,843
11,450		2.25		01/31/15	12,051,125
2,200		3.125		04/30/17	2,445,093

	Total U.S. Treasury Securities (Cost $46,856,614)				47,015,950

	Short-Term Investments (4.3%)
	U.S. Treasury Securities (1.6%)
	U.S. Treasury Bills
390	(d)(e)	0.018		03/22/12	389,996
3,000	(e)	0.091		06/07/12	2,999,550

	Total U.S. Treasury Securities (Cost $3,389,261)				3,389,546

NUMBER OF SHARES (000)
	Investment Company (2.7%)
5,774	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $5,774,362)(f)				5,774,362

	Total Short-Term Investments (Cost $9,163,623)				9,163,908

	Total Investments (Cost $225,587,852) (g)(h)			107.3%	226,911,386
	Liabilities in Excess of Other Assets			(7.3)	(15,402,866)

	Net Assets			100.0%	$211,508,520

FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	For the nine months ended February 29, 2012, there were no transactions in Citigroup Inc., Agency Bonds - Banking, and its affiliated broker/dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(b)	Security is subject to delayed delivery.

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments * February 29, 2012 (unaudited) continued

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on February 29, 2012.
(d)	A portion of this security has been physically segregated in connection with open futures contracts.
(e)	Rate shown is the yield to maturity at February 29, 2012.
(f)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments * February 29, 2012 (unaudited) continued

Futures Contracts Open at February 29, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
7	Short	U.S. Treasury Notes 10 year, March 2012	$(918,859)	$2,844
14	Short	U.S. Treasury Bonds 30 year, March 2012	(2,003,313)	11,812
73	Short	U.S. Treasury Notes 5 year, March 2012	(9,000,672)	(27,261)
404	Short	U.S. Treasury Notes 2 year, March 2012	(89,050,438)	18,875

		Net Unrealized Appreciation		$6,270

Morgan Stanley Limited Duration U.S. Government Trust

Notes to Portfolio of Investments ¡ February 29, 2012 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012.

Morgan Stanley Limited Duration U.S. Government Trust

Portfolio of Investments

February 29, 2012 (unaudited)(cont’d)

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$7,623,797	$—	$7,623,797
Agency Bonds - Banking (FDIC Guaranteed)	—	40,937,968	—	40,937,968
Agency Bond - Finance (U.S. Government Guaranteed)	—	12,232,543	—	12,232,543
Agency Fixed Rate Mortgages	—	61,636,284	—	61,636,284
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,400,661	—	5,400,661
U.S. Agency Securities	—	42,900,275	—	42,900,275
U.S. Treasury Securities	—	47,015,950	—	47,015,950
Total Fixed Income Securities	—	217,747,478	—	217,747,478
Short-Term Investments
U.S. Treasury Securities	—	3,389,546	—	3,389,546
Investment Company	5,774,362	—	—	5,774,362
Total Short-Term Investments	5,774,362	3,389,546	—	9,163,908
Futures Contracts	33,531	—	—	33,531
Total Assets	5,807,893	221,137,024	—	226,944,917
Liabilities:
Futures Contracts	(27,261)	—	—	(27,261)
Total	$5,780,632	$221,137,024	$—	$226,917,656

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of February 29, 2012, the Fund did not have any investments transfer between investment levels.

6

Item 2.     Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

April 19, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2012